Subsequent Events (Table) (Details)	6 Months Ended
Jun. 30, 2020 USD ($)
Piraeus Bank [Member]
Repurchase Agreement Counterparty [Line Items]
Inception	Jul. 06, 2020
Expiry	Jul. 06, 2025
Fixed Rate	0.39%
Piraeus Bank [Member] | Maximum [Member]
Repurchase Agreement Counterparty [Line Items]
Amortizing Notional amount	$ 50,350,000
Piraeus Bank [Member] | Minimum [Member]
Repurchase Agreement Counterparty [Line Items]
Amortizing Notional amount	$ 26,450,000
ING [Member]
Repurchase Agreement Counterparty [Line Items]
Inception	Jul. 06, 2020
Expiry	Jul. 06, 2026
Fixed Rate	0.37%
ING [Member] | Maximum [Member]
Repurchase Agreement Counterparty [Line Items]
Amortizing Notional amount	$ 70,000,000
ING [Member] | Minimum [Member]
Repurchase Agreement Counterparty [Line Items]
Amortizing Notional amount	$ 2,920,000
Alpha Bank [Member]
Repurchase Agreement Counterparty [Line Items]
Inception	Jul. 06, 2020
Expiry	Jul. 07, 2025
Fixed Rate	0.32%
Alpha Bank [Member] | Maximum [Member]
Repurchase Agreement Counterparty [Line Items]
Amortizing Notional amount	$ 35,000,000
Alpha Bank [Member] | Minimum [Member]
Repurchase Agreement Counterparty [Line Items]
Amortizing Notional amount	$ 16,000,000